UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21516
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                          UBS Multi-Strat Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2007

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                                                                                         REALIZED AND
                                                                                % OF      UNREALIZED
                                                                              MEMBERS'    GAIN (LOSS)
INVESTMENT FUND                                    COST         FAIR VALUE    CAPITAL   FROM INVESTMENTS     LIQUIDITY    LOCK UP*
-------------------------------------------- --------------- --------------- --------- ------------------ --------------- --------
Amber Fund, LTD                               $   4,800,000   $   8,063,752     4.96%    $  1,161,379        Quarterly
Aspen Partners, LP Series A                         522,412         364,193     0.22          (51,756)        Annually
Bay Pond Partners, LP                             5,000,000       5,251,269     3.23          251,269      Semi-Annually      X
Bridgewater Pure Alpha Trading Company, LTD       4,500,000       5,430,425     3.34          346,738         Monthly
Brookdale International Partners, LP              6,250,000       8,777,525     5.40        1,018,140         Annually        X
Claren Road Credit Partners, LP                  11,500,000      12,189,251     7.50          689,251        Quarterly
Colbalt Partners, LP                              7,000,000       7,135,381     4.39          135,381      Semi-Annually      X
CPIM Structured Credit Fund 1000, LP              5,000,000       4,565,445     2.81       (1,190,676)       Quarterly
Davidson Kempner Partners, LP                     8,000,000       9,423,318     5.80          492,944         Annually
DE Shaw Oculus Fund, LLC                          4,239,322       8,008,217     4.93          881,304        Quarterly
D. Jabro Partners, LP                             5,000,000       6,134,244     3.77          668,038         Annually
DunDonald Fund I, LP                              7,000,000       7,106,862     4.37          106,862        Quarterly        X
East Side Capital, LP                             2,750,000       4,609,680     2.84          575,740         Annually
Eminence Partners, LP                             5,000,000       7,693,725     4.73          877,096      Semi-Annually
Harbinger Capital Partners Fund I,  LP            3,000,000       3,165,000     1.95          165,000        Quarterly        X
Kamunting Street, LP                              5,300,000       6,767,460     4.16          318,403        Quarterly
Marathon Structured Finance Fund, LP              6,500,000       8,082,650     4.97          199,794        Quarterly
OZ Domestic Partners, LP                          9,500,000      12,599,084     7.75        1,052,466         Annually
Peleton Partners Multi-Strat Fund                 6,000,000       6,314,003     3.88          314,003        Quarterly
Seneca Capital, LP                                3,700,000       7,233,472     4.45          948,954         Annually
Trilogy Financial Partners, LP                    8,000,000       9,626,138     5.92           98,286        Quarterly        X
Waterstone Market Neutral Fund, LP                5,800,000       6,632,693     4.08          513,348        Quarterly
Wohl Capital Partners, LP                         6,000,000       7,418,972     4.56          749,771        Quarterly
Reedeemed Investment Funds                                -               -        -          209,375
                                             --------------- --------------- --------- ------------------
TOTAL                                         $ 130,361,734   $ 162,592,759   100.01%    $ 10,531,110
                                             =============== =============== ========= ==================

* As of September 30, 2007, these funds were subject to lock up provisions ranging from 6 months to 18 months.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                UBS Multi-Strat Fund, L.L.C.
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By (Signature and Title)*   /s/ Douglas Lindgren
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                            Douglas Lindgren, Principal Executive Officer


Date     November 27, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Douglas Lindgren
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                            Douglas Lindgren, Principal Executive Officer


Date     November 27, 2007
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By (Signature and Title)*   /s/ Robert Aufenanger
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                            Robert Aufenanger, Principal Financial Officer


Date     November 27, 2007
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* Print the name and title of each signing officer under his or her signature.